Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2014
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Machinery & Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years